Shareholder Report, Average Annual Return (Details)	12 Months Ended	42 Months Ended	60 Months Ended	76 Months Ended	88 Months Ended	101 Months Ended	112 Months Ended	113 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000011548
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
C000155931
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000011549
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000065127
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class L
C000011562
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
C000155934
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000011563
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000113795
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class L
C000129401
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000226178
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
C000226179
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000226180
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000226177
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000011555
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
C000155933
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000011556
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000113792
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class L
C000156275
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000110150
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
C000155936
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000110149
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000198829
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IR
C000110152
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class L
C000138838
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000163600
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000163598
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000163599
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IR
Without Sales Load [Member] | C000011548
Average Annual Return [Line Items]
Average Annual Return, Percent	15.34%		1.11%						3.40%
Without Sales Load [Member] | C000155931
Average Annual Return [Line Items]
Average Annual Return, Percent	14.39%		0.29%					2.48%
Without Sales Load [Member] | C000011549
Average Annual Return [Line Items]
Average Annual Return, Percent	15.66%		1.39%						3.71%
Without Sales Load [Member] | C000065127
Average Annual Return [Line Items]
Average Annual Return, Percent	14.71%		0.65%						2.99%
Without Sales Load [Member] | C000011562
Average Annual Return [Line Items]
Average Annual Return, Percent	41.14%		7.22%						8.97%
Without Sales Load [Member] | C000155934
Average Annual Return [Line Items]
Average Annual Return, Percent	40.00%		6.41%		10.78%
Without Sales Load [Member] | C000011563
Average Annual Return [Line Items]
Average Annual Return, Percent	41.57%		7.51%						9.27%
Without Sales Load [Member] | C000113795
Average Annual Return [Line Items]
Average Annual Return, Percent	40.57%		6.69%						8.40%
Without Sales Load [Member] | C000129401
Average Annual Return [Line Items]
Average Annual Return, Percent	41.69%		7.63%						9.38%
Without Sales Load [Member] | C000226178
Average Annual Return [Line Items]
Average Annual Return, Percent	19.89%	8.03%
Without Sales Load [Member] | C000226179
Average Annual Return [Line Items]
Average Annual Return, Percent	19.05%	7.32%
Without Sales Load [Member] | C000226180
Average Annual Return [Line Items]
Average Annual Return, Percent	20.39%	8.46%
Without Sales Load [Member] | C000226177
Average Annual Return [Line Items]
Average Annual Return, Percent	20.60%	8.52%
Without Sales Load [Member] | C000011555
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%		6.06%						4.65%
Without Sales Load [Member] | C000155933
Average Annual Return [Line Items]
Average Annual Return, Percent	21.01%		5.21%					4.02%
Without Sales Load [Member] | C000011556
Average Annual Return [Line Items]
Average Annual Return, Percent	22.35%		6.38%						4.98%
Without Sales Load [Member] | C000113792
Average Annual Return [Line Items]
Average Annual Return, Percent	21.43%		5.52%						4.11%
Without Sales Load [Member] | C000156275
Average Annual Return [Line Items]
Average Annual Return, Percent	22.48%		6.42%				5.39%
Without Sales Load [Member] | C000110150
Average Annual Return [Line Items]
Average Annual Return, Percent	14.81%		3.62%						4.14%
Without Sales Load [Member] | C000155936
Average Annual Return [Line Items]
Average Annual Return, Percent	13.94%		2.84%					3.52%
Without Sales Load [Member] | C000110149
Average Annual Return [Line Items]
Average Annual Return, Percent	15.15%		3.97%						4.51%
Without Sales Load [Member] | C000198829
Average Annual Return [Line Items]
Average Annual Return, Percent	15.18%		4.00%	4.24%
Without Sales Load [Member] | C000110152
Average Annual Return [Line Items]
Average Annual Return, Percent	14.47%		3.35%						3.88%
Without Sales Load [Member] | C000138838
Average Annual Return [Line Items]
Average Annual Return, Percent	15.31%		4.02%						4.54%
Without Sales Load [Member] | C000163600
Average Annual Return [Line Items]
Average Annual Return, Percent	5.69%		2.39%			2.02%
Without Sales Load [Member] | C000163598
Average Annual Return [Line Items]
Average Annual Return, Percent	5.88%		2.50%			2.17%
Without Sales Load [Member] | C000163599
Average Annual Return [Line Items]
Average Annual Return, Percent	5.93%		2.55%			2.22%
Bloomberg US Universal Index(USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%		0.70%						2.15%
Bloomberg US Universal Index(USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%		0.70%					2.75%
Bloomberg US Universal Index(USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%		0.70%						2.15%
Bloomberg US Universal Index(USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%		0.70%						2.15%
Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%		15.26%						12.83%
Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%		15.26%		13.90%
Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%		15.26%						12.83%
Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%		15.26%						12.83%
Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%		15.26%						12.83%
Russell 1000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.68%	12.15%
Russell 1000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.68%	12.15%
Russell 1000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.68%	12.15%
Russell 1000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.68%	12.15%
MSCI All Country World Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	31.76%		12.19%						9.39%
MSCI All Country World Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	31.76%		12.19%					9.35%
MSCI All Country World Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	31.76%		12.19%						9.39%
MSCI All Country World Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	31.76%		12.19%						9.39%
MSCI All Country World Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	31.76%		12.19%				9.45%
Bloomberg US Universal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%		0.70%						2.15%
Bloomberg US Universal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%		0.70%					1.97%
Bloomberg US Universal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%		0.70%						2.15%
Bloomberg US Universal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%		0.70%	2.19%
Bloomberg US Universal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%		0.70%						2.15%
Bloomberg US Universal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%		0.70%						2.15%
Bloomberg US Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%		0.70%			1.91%
Bloomberg US Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%		0.70%			1.91%
Bloomberg US Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%		0.70%			1.91%
Bloomberg Corporate Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Index
Average Annual Return, Percent	14.28%		1.16%						2.93%
Bloomberg Corporate Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Index
Average Annual Return, Percent	14.28%		1.16%					2.48%
Bloomberg Corporate Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Index
Average Annual Return, Percent	14.28%		1.16%						2.93%
Bloomberg Corporate Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Index
Average Annual Return, Percent	14.28%		1.16%						2.93%
Russell Mid Cap Growth Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	29.34%		11.48%						11.30%
Russell Mid Cap Growth Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	29.34%		11.48%		12.14%
Russell Mid Cap Growth Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	29.34%		11.48%						11.30%
Russell Mid Cap Growth Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	29.34%		11.48%						11.30%
Russell Mid Cap Growth Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	29.34%		11.48%						11.30%
Russell 1000 Value Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	27.76%	9.14%
Russell 1000 Value Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	27.76%	9.14%
Russell 1000 Value Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	27.76%	9.14%
Russell 1000 Value Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	27.76%	9.14%
Custom MSIM Global Allocation Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Customized MSIM Global Allocation Index
Average Annual Return, Percent	23.57%		7.03%						5.75%
Custom MSIM Global Allocation Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Customized MSIM Global Allocation Index
Average Annual Return, Percent	23.57%		7.03%					5.90%
Custom MSIM Global Allocation Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Customized MSIM Global Allocation Index
Average Annual Return, Percent	23.57%		7.03%						5.75%
Custom MSIM Global Allocation Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Customized MSIM Global Allocation Index
Average Annual Return, Percent	23.57%		7.03%						5.75%
Custom MSIM Global Allocation Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Customized MSIM Global Allocation Index
Average Annual Return, Percent	23.57%		7.03%				6.03%
Bloomberg US Corporates High Yield Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	15.74%		4.72%						5.04%
Bloomberg US Corporates High Yield Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	15.74%		4.72%					5.06%
Bloomberg US Corporates High Yield Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	15.74%		4.72%						5.04%
Bloomberg US Corporates High Yield Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	15.74%		4.72%	5.05%
Bloomberg US Corporates High Yield Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	15.74%		4.72%						5.04%
Bloomberg US Corporates High Yield Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	15.74%		4.72%						5.04%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.46%		2.32%			1.94%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.46%		2.32%			1.94%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.46%		2.32%			1.94%